Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Depreciation expenses	$ 495,698	$ 525,295
General and Administrative Expenses [Member]
Depreciation expenses	$ 495,699	$ 446,485